Leases - operating lease assets on the balance sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Operating lease assets on the balance sheet
Operating lease asset	£ 609	£ 599
Transportation
Operating lease assets on the balance sheet
Operating lease asset	313	283
Cars and light commercial vehicles
Operating lease assets on the balance sheet
Operating lease asset	11	45
Other
Operating lease assets on the balance sheet
Operating lease asset	£ 285	£ 271